Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 2,307	$ 1,663
Prepaid expenses	48	81
Other current assets	17	8
Total assets	2,372	1,752
Current liabilities:
Accounts payable	308	212
Accrued liabilities	132	132
Derivative instruments (Note 4)	1,319	2,863
Total current liabilities	1,759	3,207
Total liabilities	1,759	3,207
Commitments (see Note 7)
Stockholders' equity (deficiency):
Common stock, no par value; unlimited shares authorized; 10,593 shares issued and outstanding (2013-9,719)	68,656	66,790
Additional paid-in capital	41,588	39,210
Accumulated deficit	(110,874)	(108,698)
Accumulated other comprehensive income	1,243	1,243
Total stockholders’ equity (deficiency)	613	(1,455)
Total liabilities and stockholders’ equity (deficiency)	$ 2,372	$ 1,752